Aquisition (Tables)	12 Months Ended
Dec. 31, 2021
Acquisition Table [Abstract]
Schedule of fair value of identifiable assets acquired
Fair Value of Identifiable Assets Acquired:
Inventory	$649,433
Property and Equipment	34,099
Intangible - Customer List	2,253,690
$2,937,222

Consideration Paid:
Cash	$521,174
Note Payable - Wildman	162,358
Wildman Contingent Earn-Out Liability	2,253,690
$2,937,222